Pensions and post-retirement benefits - Disclosure of balance sheet reconciliation (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	£ 3,494
Current service cost	(150)	£ (119)	£ (28)
Interest costs or income on scheme liabilities or assets	157	222	122
Net defined benefit liability (asset), end of period	3,099	3,494
Net surplus	3,099	3,494
Retirement benefit assets	3,263	3,667
Retirement benefit liabilities	(164)	(173)
UKRF | UK
Reconciliation of changes in net assets available for benefits [abstract]
Current service cost	(168)
UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	3,616
Benefits paid	1,189	1,075
Net defined benefit liability (asset), end of period	3,199	3,616
Net surplus	3,199	3,616		£ 1,750	£ 2,020
Retirement benefit assets	3,199	3,616
Retirement benefit liabilities	0	0
Defined benefit obligations
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(21,420)	(20,801)
Current service cost	(168)	(151)
Interest costs or income on scheme liabilities or assets	(930)	(959)
Remeasurement gain/(loss) - financial	1,804	(698)
Remeasurement gain/(loss) - demographic	12	311
Remeasurement (loss)/gain - experience	(55)	(264)
Employee contributions	(6)	(5)
Benefits paid	1,226	1,115
Exchange and other movements	13	32
Net defined benefit liability (asset), end of period	(19,524)	(21,420)	(20,801)
Defined benefit obligations | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	(20,618)	(19,990)
Current service cost	(155)	(141)
Interest costs or income on scheme liabilities or assets	(901)	(929)
Remeasurement gain/(loss) - financial	1,797	(683)
Remeasurement gain/(loss) - demographic	13	310
Remeasurement (loss)/gain - experience	(54)	(260)
Employee contributions	0	(1)
Benefits paid	1,189	1,075
Exchange and other movements	0	1
Net defined benefit liability (asset), end of period	(18,729)	(20,618)	(19,990)
Fair value of plan assets
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	24,914	25,360
Interest costs or income on scheme liabilities or assets	1,087	1,181
Employer contribution	37	54
Remeasurement - return on scheme assets (less)/greater than discount rate	(2,192)	(532)
Employee contributions	6	5
Benefits paid	(1,221)	(1,115)
Exchange and other movements	(8)	(39)
Net defined benefit liability (asset), end of period	22,623	24,914	25,360
Fair value of plan assets | UKRF | UK | Pension defined benefit plans
Reconciliation of changes in net assets available for benefits [abstract]
Net defined benefit liability (asset), beginning of period	24,234	24,680
Interest costs or income on scheme liabilities or assets	1,062	1,155
Employer contribution	22	39
Remeasurement - return on scheme assets (less)/greater than discount rate	(2,184)	(548)
Employee contributions	0	1
Benefits paid	(1,189)	(1,075)
Exchange and other movements	(17)	(18)
Net defined benefit liability (asset), end of period	£ 21,928	£ 24,234	£ 24,680